Financial Expenses (Income), Net (Details) - Schedule of financial expenses (income), net - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial (income):
Change in fair value of warrants and capital note presented at fair value	$ (33,382)	$ (2,280,318)	$ (491,884)
Foreign exchange income, net		(95,659)
Financial expenses:
Interest and accretion back in connection with convertible loans.	950,292	1,019,402	282,015
Foreign exchange loss, net	107,902		127,328
Other	17,546	146,091	18,763
Financial expenses (income), net	$ 1,042,358	$ (1,210,484)	$ (63,778)